Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 26, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Ultra Short-Term Bond Active ETF (ICSH) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on April 25, 2025 (the “Effective Date”). As a result of these changes, the Fund will, under normal circumstances, limit the effective duration of its holdings to one year or less.
Accordingly, the following changes will take effect on the Effective Date:
1.	The Fund will be renamed the “iShares Ultra Short Duration Bond Active ETF” and all references updated.
2.	The following language replaces the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus for the Fund:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be one year or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Ultra Short-Term Bond Active ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 26, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Ultra Short-Term Bond Active ETF (ICSH) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on April 25, 2025 (the “Effective Date”). As a result of these changes, the Fund will, under normal circumstances, limit the effective duration of its holdings to one year or less.
Accordingly, the following changes will take effect on the Effective Date:
1.	The Fund will be renamed the “iShares Ultra Short Duration Bond Active ETF” and all references updated.
2.	The following language replaces the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus for the Fund:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be one year or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.